SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Revenues and Long-Lived Assets
Net sales	$ 988,179	$ 1,212,702	$ 1,294,440	$ 993,857	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 4,489,180	$ 3,941,182	$ 3,240,493
Long-Lived Tangible Assets	376,638				344,356				376,638	344,356	306,468
United States
Revenues and Long-Lived Assets
Net sales									4,382,356	3,821,366	3,162,331
Long-Lived Tangible Assets	342,326				313,976				342,326	313,976	280,362
Foreign
Revenues and Long-Lived Assets
Net sales									106,824	119,816	78,162
Long-Lived Tangible Assets	$ 34,312				$ 30,380				$ 34,312	$ 30,380	$ 26,106